Transferred financial assets that are not derecognized in their entirety	12 Months Ended
Dec. 31, 2019
Transferred Financial Assets That Are Not Derecognized In Their Entirety [Line Items]
Disclosure Of Transfers Of Financial Assets Explanatory

b) Transferred financial assets that are not derecognized in their entirety

The table below presents information for financial assets that have been transferred but are subject to continued recognition in full, as well as recognized liabilities associated with those transferred assets.

Transferred financial assets subject to continued recognition in full
USD million	31.12.19		31.12.18
	Carrying amount of transferred assets	Carrying amount of associated liabilities recognized on balance sheet	Carrying amount of transferred assets	Carrying amount of associated liabilities recognized on balance sheet
Financial assets at fair value held for trading that may be sold or repledged by counterparties	41,285	16,671	32,121	4,674
relating to securities lending and repurchase agreements in exchange for cash received	16,945	16,671	4,726	4,674
relating to securities lending agreements in exchange for securities received	24,082	0	26,234	0
relating to other financial asset transfers	258	0	1,161	0
Financial assets at fair value not held for trading that may be sold or repledged by counterparties	188	187	0	0
Total financial assets transferred	41,473	16,858	32,121	4,674

Transactions in which financial assets are transferred, but continue to be recognized in their entirety on UBS’s balance sheet include securities lending and repurchase agreements as well as other financial asset transfers. Repurchase and securities lending arrangements are, for the most part, conducted under standard market agreements and are undertaken with counterparties subject to UBS’s normal credit risk control processes.

→Refer to Note 1a item 3e for more information about repurchase and securities lending agreements

As of 31 December 2019, approximately 40% of the transferred financial assets were assets held for trading transferred in exchange for cash, in which case the associated recognized liability represents the amount to be repaid to counterparties. For securities lending and repurchase agreements, a haircut between 0% and 15% is generally applied to the transferred assets, which results in associated liabilities having a carrying amount below the carrying amount of the transferred assets. The counterparties to the associated liabilities presented in the table above have full recourse to UBS.

In securities lending arrangements entered into in exchange for the receipt of other securities as collateral, neither the securities received nor the obligation to return them are recognized on UBS’s balance sheet, as the risks and rewards of ownership are not transferred to UBS. In cases where such financial assets received are subsequently sold or repledged in another transaction, this is not considered to be a transfer of financial assets.

Other financial asset transfers primarily include securities transferred to collateralize derivative transactions, for which the carrying amount of associated liabilities is not provided in the table above because those replacement values are managed on a portfolio basis across counterparties and product types, and therefore there is no direct relationship between the specific collateral pledged and the associated liability.

Transferred financial assets that are not subject to derecognition in full, but remain on the balance sheet to the extent of the Group’s continuing involvement, were not material as of 31 December 2019 and as of 31 December 2018.

UBS AG
Transferred Financial Assets That Are Not Derecognized In Their Entirety [Line Items]
Disclosure Of Transfers Of Financial Assets Explanatory

b) Transferred financial assets that are not derecognized in their entirety

The table below presents information for financial assets that have been transferred but are subject to continued recognition in full, as well as recognized liabilities associated with those transferred assets.

Transferred financial assets subject to continued recognition in full
USD million	31.12.19		31.12.18
	Carrying amount of transferred assets	Carrying amount of associated liabilities recognized on balance sheet	Carrying amount of transferred assets	Carrying amount of associated liabilities recognized on balance sheet
Financial assets at fair value held for trading that may be sold or repledged by counterparties	41,285	16,671	32,121	4,674
relating to securities lending and repurchase agreements in exchange for cash received	16,945	16,671	4,726	4,674
relating to securities lending agreements in exchange for securities received	24,082	0	26,234	0
relating to other financial asset transfers	258	0	1,161	0
Financial assets at fair value not held for trading that may be sold or repledged by counterparties	188	187	0	0
Total financial assets transferred	41,473	16,858	32,121	4,674

Transactions in which financial assets are transferred, but continue to be recognized in their entirety on UBS AG’s balance sheet include securities lending and repurchase agreements as well as other financial asset transfers. Repurchase and securities lending arrangements are, for the most part, conducted under standard market agreements and are undertaken with counterparties subject to UBS AG’s normal credit risk control processes.

→Refer to Note 1a item 3e for more information about repurchase and securities lending agreements

As of 31 December 2019, approximately 40% of the transferred financial assets were assets held for trading transferred in exchange for cash, in which case the associated recognized liability represents the amount to be repaid to counterparties. For securities lending and repurchase agreements, a haircut between 0% and 15% is generally applied to the transferred assets, which results in associated liabilities having a carrying amount below the carrying amount of the transferred assets. The counterparties to the associated liabilities presented in the table above have full recourse to UBS AG.

In securities lending arrangements entered into in exchange for the receipt of other securities as collateral, neither the securities received nor the obligation to return them are recognized on UBS AG’s balance sheet, as the risks and rewards of ownership are not transferred to UBS AG. In cases where such financial assets received are subsequently sold or repledged in another transaction, this is not considered to be a transfer of financial assets.

Other financial asset transfers primarily include securities transferred to collateralize derivative transactions, for which the carrying amount of associated liabilities is not provided in the table above because those replacement values are managed on a portfolio basis across counterparties and product types, and therefore there is no direct relationship between the specific collateral pledged and the associated liability.

Transferred financial assets that are not subject to derecognition in full, but remain on the balance sheet to the extent of UBS AG’s continuing involvement, were not material as of 31 December 2019 and as of 31 December 2018.